THE SARATOGA ADVANTAGE TRUST

April 2, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

Registration Statement File No. 033-79708

CIK No. 0000924628

Portfolio	Share Class
James Alpha Total Hedge Portfolio	Class A/C/I/S
James Alpha EHS Portfolio	Class A/C/I/S
James Alpha Event Driven Portfolio	Class A/C/I/S
James Alpha Family Office Portfolio	Class A/C/I/S
James Alpha Relative Value Portfolio	Class A/C/I/S
James Alpha Yorkville MLP Portfolio	Class A/C/I/S

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the above-referenced Portfolios and share classes of the Trust, the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on March 29, 2018.

Very truly yours,

/s/Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer

and Chairman of the Board